Financial Assets and Financial Liabilities - Summary of Day one Gain or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Balance at the beginning of the year	₩ 77,208	₩ 61,393
New transactions	113,504	166,443
Changes during the year	(119,208)	(150,628)
Balance at the end of the year	₩ 71,504	₩ 77,208